Cover	Oct. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity File Number	000-30695
Entity Registrant Name	ARVANA INC.
Entity Central Index Key	0001113313
Entity Tax Identification Number	87-0618509
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Floor
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	(801)
Local Phone Number	232-7395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false